Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 5,396,406	$ 4,375,972
Restricted cash	1,083,036	828,955
Trade accounts receivable, net	1,843,008	2,236,210
Other receivables	459,785	341,952
Prepaid expenses	286,711	147,789
Due from related companies		5,967,444
Inventories	508,711	566,947
Total current assets	9,577,657	14,465,269
Long-term assets
Vessels, net	105,461,265	110,637,462
Restricted cash	2,650,000	2,550,000
Derivatives		55,030
Total assets	117,688,922	127,707,761
Current liabilities
Long-term bank loans, current portion	6,806,294	6,930,655
Trade accounts payable	1,046,561	690,653
Accrued expenses	964,423	1,166,209
Accrued preferred dividends	358,726
Deferred revenues	445,824	196,231
Due to related companies	1,547,210
Total current liabilities	11,169,038	8,983,748
Long-term liabilities
Long-term bank loans, net of current portion	49,688,840	56,428,100
Derivatives	304,174
Total long-term liabilities	49,993,014	56,428,100
Total liabilities	61,162,052	65,411,848
Commitments and contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 shares authorized, 19,608 and 15,387 issued and outstanding, respectively)	14,721,665	18,757,358
Shareholders’ equity
Common stock (par value $0.01, 200,000,000 shares authorized, 2,279,920 and 2,304,630 issued and outstanding, respectively)	23,046	22,799
Additional paid-in capital	52,802,574	52,618,022
Accumulated deficit	(11,020,415)	(9,102,266)
Total shareholders’ equity	41,805,205	43,538,555
Total liabilities, mezzanine equity and shareholders’ equity	$ 117,688,922	$ 127,707,761